LONG-TERM OPERATING COMMITMENTS - Purchase of Fixed and Intangible Assets (Details) R$ in Thousands	Dec. 31, 2019 BRL (R$)
2021
Purchase of Fixed and Intangible Assets
Total	R$ 457,390
2021 | CHESF
Purchase of Fixed and Intangible Assets
Total	188,933
2021 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	266,618
2021 | Electrosul
Purchase of Fixed and Intangible Assets
Total	1,839
2022
Purchase of Fixed and Intangible Assets
Total	419,308
2022 | CHESF
Purchase of Fixed and Intangible Assets
Total	3,644
2022 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	415,664
2023
Purchase of Fixed and Intangible Assets
Total	629,010
2023 | CHESF
Purchase of Fixed and Intangible Assets
Total	3,644
2023 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	625,366
2024
Purchase of Fixed and Intangible Assets
Total	371,410
2024 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	371,410
2025
Purchase of Fixed and Intangible Assets
Total	292,315
2025 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	292,315
After 2025
Purchase of Fixed and Intangible Assets
Total	36,480
After 2025 | Eletronuclear
Purchase of Fixed and Intangible Assets
Total	R$ 36,480